Trade Receivables, Net - Schedule of Trade Receivables Net (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Schedule of Trade Receivables [Abstract]
Trade receivables	$ 31,242,732		$ 27,928,480
Less: allowance for credit loss	(6,390,000)		(6,077,000)
Total trade receivables	$ 24,852,732	$ 3,194,972	$ 21,851,480